Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments - Fair value measurements on a recurring basis (Table)

Items Measured at Fair Value on a recurring Basis - Fair Value Measurements

Recurring Measurements:	June 30, 2024	Quoted prices in active markets for identical assets (Level 1)	Significant other Observable inputs (Level 2)	Unobservable Inputs (Level 3)
Cross Currency SWAP (100,000) - asset position	$3,226	$—	$3,226	$—
Cross Currency SWAP (120,000) – liability position	(9,742)	—	(9,742)	—
Cross Currency SWAP (30,000) – liability position	(2,481)	—	(2,481)	—
Total	$(8,997)	$—	$(8,997)	$—